Revenue	12 Months Ended
Dec. 31, 2023
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Revenue
7. Revenue

a) Total Revenue by Major Product Type and Business Unit

The following table shows our revenue disaggregated by major product type and by business unit. Our business units are reported based on the primary products that they produce and are consistent with our reportable segments (Note 30) that have revenue from contracts with customers. A business unit can have revenue from more than one commodity, as it can include an operation that produces more than one product. Intra-segment revenue is accounted for at current market prices as if the sales were made to arm’s-length parties and are eliminated on consolidation. As a result of the sale of our 21.3% interest in Fort Hills and associated downstream assets, we no longer present the revenue related to Fort Hills, which was part of our energy business unit, in the tables below. Revenue related to Fort Hills is disclosed as part of Note 5, Assets Held for Sale and Discontinued Operations.

(CAD$ in millions)	2023
	Copper	Zinc	Steelmaking Coal	Total
Copper	$3,016	$—	$—	$3,016
Zinc	257	2,443	—	2,700
Steelmaking coal	—	—	8,535	8,535
Silver	44	414	—	458
Lead	2	386	—	388
Other	106	351	—	457
Intra-segment	—	(543)	—	(543)
	$3,425	$3,051	$8,535	$15,011

(CAD$ in millions)	2022
	Copper	Zinc	Steelmaking Coal	Total
Copper	$2,925	$—	$—	$2,925
Zinc	331	3,101	—	3,432
Steelmaking coal	—	—	10,409	10,409
Silver	40	341	—	381
Lead	4	344	—	348
Other	81	395	—	476
Intra-segment	—	(655)	—	(655)
	$3,381	$3,526	$10,409	$17,316
7. Revenue (continued)

b) Total Revenue by Region

The following table shows our revenue disaggregated by geographical region. Revenue is attributed to regions based on the destination port or delivery location as designated by the customer.

(CAD$ in millions)	2023	2022
Asia
China	$4,202	$4,804
Japan	2,749	3,216
South Korea	1,675	2,178
India	1,214	1,306
Other	697	1,169
Americas
United States	1,577	1,727
Canada	775	857
Chile	339	154
Other	170	38
Europe
Germany	560	428
Spain	246	271
Finland	188	278
Belgium	140	134
Slovakia	126	150
Other	353	606
	$15,011	$17,316

In 2023, one major customer in the steelmaking coal business unit accounted for approximately $1.5 billion in total revenue, representing more than 10% of total revenue. In 2022, no customer accounted for more than 10% of total revenue.